Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2024
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2024 mainly includes the following:

Description	Limit 12/31/2024(*) (million euros)	Currency	Outstanding balance 12/31/2024 (million euros)	Arrangement date	Maturity date	Drawndown 2024 (million euros)	Repayment 2024 (million euros)
Telefónica, S.A.
Sustainability syndicated (1)	5,500	EUR	—	03/15/2018	01/13/2029	—	—
Bilateral loan	—	EUR	150	03/27/2024	07/31/2034	150	—
Bilateral loan	—	EUR	140	10/09/2024	10/31/2031	140	—
Bilateral loan	—	EUR	100	11/21/2024	12/16/2031	100	—
Bluevia Fibra S.L.U.
Syndicated (2)	360	EUR	325	11/16/2022	12/20/2029	75	—
Telxius Telecom, S.A.
Syndicated (3)	145	EUR	100	12/01/2023	12/04/2029	—	—
(1) The second one-year extension option for the Telefónica, S.A. sustainability-linked syndicated credit facility for up to 5,500 million euros, was executed on January 13, 2024, extending the maturity date to January 13, 2029.
(2) The second one-year extension option of the Bluevía Fibra S.L.U syndicated facility, for 360 million euros, was executed on December 20, 2024, with a maturity extending the maturity date to December 20, 2029.
(3) On December 4, 2024, the first one-year extension option of the Telxius Telecom, S.A, syndicated facility, for 145 million euros, was executed extending the maturity date to December 4, 2029. The facility has two annual extension options at Telxius Telecom, S.A. request with a maturity maximum up to 2030.
(*) Undrawn limit.
The main debentures and bonds issued by the Group in 2024 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN bond (1)	01/24/2024	01/24/2032	1,000	1,000	EUR	3.698%
EMTN bond (1)	01/24/2024	01/24/2036	750	750	EUR	4.055%
(1) Sustainable bonds (See Note 29. d)
The main financing transactions at December 31, 2024 and 2023 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2024	12/31/2023	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	62	USD	59	136	12/11/2015	03/11/2026
Structured Financing (*)	42	EUR	42	101	12/11/2015	03/11/2026
Sustainable syndicated (1)	5,500	EUR	—	—	03/15/2018	01/13/2029
Bilateral loan	—	EUR	150	150	09/26/2022	12/15/2032
Bilateral loan	—	EUR	125	125	12/23/2022	06/15/2033
Bilateral loan	—	EUR	150	150	02/14/2023	09/29/2033
Bilateral loan	—	EUR	150	—	03/27/2024	07/31/2034
Bilateral loan	—	EUR	140	—	10/09/2024	10/31/2031
Bilateral loan	—	EUR	100	—	11/21/2024	12/16/2031
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	33	108	06/13/2016	06/13/2025
Sustainable syndicated	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	250	300	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	125	150	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	COP	109	118	07/06/2021	03/19/2025
Bluevia Fibra S.L.U.
Syndicated (2)	360	EUR	325	250	11/16/2022	12/20/2029
Telxius Telecom, S.A.
Syndicated (3)	145	EUR	100	100	12/01/2023	12/04/2029
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	125	116	08/22/2023	08/22/2026
(1) The second one-year extension option for the Telefónica, S.A. sustainability-linked syndicated credit facility for up to 5,500 million euros, was executed on January 13, 2024, extending the maturity date to January 13, 2029.
(2) The second one-year extension option of the Bluevía Fibra S.L.U syndicated facility, for 360 million euros, was executed on December 20, 2024, with a maturity extending the maturity date to December 20, 2029.
(3) On December 4, 2024, the first one-year extension option of the Telxius Telecom, S.A, syndicated facility, for 145 million euros, was executed extending the maturity date to December 4, 2029. The facility has two annual extension options at Telxius Telecom, S.A. request with a maturity maximum up to 2030.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.